UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia		30309
(Address of principal executive offices)		(Zip code)

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100, Denver, Colorado 80203
(Name and address of agent for service)

Registrant's telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	October 1 – December 31, 2007

Item 1 – Schedule of Investments.

Schedule of Investments (Unaudited)	December 31, 2007

CornerCap Balanced Fund

	Shares	Value
COMMON STOCK (62.3%)

Aerospace & Defense (2.1%)
Goodrich Corp.	5,350	$377,764

Auto Components (1.8%)
Johnson Controls, Inc.	8,850	318,954

Auto Manufacturers (1.5%)
Nissan Motor Co. Ltd. (ADR)	12,300	267,156

Beverages (1.3%)
Anheuser-Busch Cos., Inc.	4,500	235,530

Biotechnology (1.1%)
Amgen, Inc.*	4,000	185,760

Chemicals (3.5%)
FMC Corp.	6,200	338,210
PPG Industries, Inc.	3,900	273,897
		612,107
Commercial Banks (4.0%)
Bank of America Corp.	4,164	171,807
Comerica, Inc.	3,700	161,061
US Bancorp	6,350	201,549
Wachovia Corp.	4,500	171,135
		705,552
Commercial Services & Supplies (2.5%)
Convergys Corp.*	10,900	179,414
R.R. Donnelley & Sons Co.	6,850	258,519
		437,933
Computers (3.6%)
Seagate Technology	9,600	244,800
Western Digital Corp.*	12,900	389,709
		634,509
Cosmetics & Personal Care (1.4%)
The Estee Lauder Cos., Inc. – Class A	5,800	252,938

Diversified Financial Services (0.8%)
Bear Stearns & Co., Inc.	1,600	141,200

Electric Utilities (1.8%)
FirstEnergy Corp.	4,300	311,062

Electronic Equipment & Instruments (2.2%)
Arrow Electronics, Inc.*	6,100	239,608
Diebold, Inc.	5,100	147,798
		387,406
Forest Products & Paper (1.3%)
International Paper Co.	7,100	229,898

Health Care Providers & Services (4.1%)
Cigna Corp.	4,800	257,904
Lincare Holdings, Inc.*	6,300	221,508
UnitedHealth Group, Inc.	4,150	241,530
		720,942
Insurance (5.7%)
Everest Re Group Ltd.	2,550	256,020
Lincoln National Corp.	3,800	221,236
PartnerRe Ltd.	3,500	288,855
The Travelers Cos., Inc.	4,550	244,790
		1,010,901
Iron-Steel (1.4%)
Gerdau Ameristeel Corp.	17,700	251,694

Machinery (3.9%)
Eaton Corp.	3,100	300,545
Joy Global, Inc.	5,900	388,338
		688,883
Media (0.9%)
Gannett Co., Inc.	3,950	154,050

Miscellaneous Manufacturers (1.5%)
General Electric Co.	7,100	263,197

Oil & Gas (3.8%)
Marathon Oil Corp.	4,300	261,698
National Oilwell Varco, Inc.*	5,600	411,376
		673,074
Pharmaceuticals (2.4%)
Pfizer, Inc.	9,050	205,706
Wyeth	5,000	220,950
		426,656
Retailers - Other (2.4%)
Home Depot, Inc.	5,800	156,252
Office Depot, Inc.*	18,800	261,508
		417,760
Semiconductors & Equipment (1.7%)
Intel Corp.	11,200	298,592

Telecommunications (3.0%)
AT&T, Inc.	7,000	290,920
Telefonos de Mexico, S.A. de C.V. (ADR)	6,600	243,144
		534,064
Textiles & Apparel (1.3%)
VF Corp.	3,300	226,578

Transportation (1.3%)
Norfolk Southern Corp.	4,700	237,068

Total Common Stock (Cost $8,829,890)		11,001,228

	Principal
	Amount	Value
CORPORATE BONDS (18.6%)

Banks - Money Center (0.8%)
GCB Wells Fargo
3.125%, 04/01/2009	$150,000	147,066

Banks - Super Regional (1.8%)
Citigroup, Inc.
5.000%, 09/15/2014	150,000	142,927
7.250%, 10/01/2010	165,000	174,513
		317,440
Chemicals (0.6%)
E.I. du Pont de Nemours & Co.
4.125%, 04/30/2010	100,000	99,641

Diversified Financial Services (3.8%)
Allstate Life Global Funding Trusts
4.250%, 02/26/2010	100,000	99,763
Caterpillar Financial Services
3.800%, 02/08/2008	150,000	149,812
Lehman Brothers Holdings, Inc.
6.625%, 01/18/2012	150,000	155,790
Toyota Motor Credit Corp.
5.450%, 05/18/2011	150,000	156,167
Wells Fargo Financial
5.500%, 08/01/2012	100,000	102,800
		664,332

Finance (0.8%)
General Electric Capital Notes
5.450%, 01/15/2013	140,000	144,294

Health Care Products (0.8%)
Johnson & Johnson
3.800%, 05/15/2013	150,000	146,525

Household Products (0.6%)
Pepsico, Inc.
5.700%, 11/01/2008	100,000	100,942

Investment Services (3.4%)
Berkshire Hathaway, Inc.
4.625%, 10/15/2013	100,000	100,214
Credit Suisse USA
5.375%, 03/02/2016	250,000	249,541
Goldman Sachs Group, Inc.
5.125%, 01/15/2015	170,000	166,999
Morgan Stanley
5.050%, 01/21/2011	100,000	99,989
		616,743
Pharmaceuticals (1.0%)
Eli Lilly & Co.
6.000%, 03/15/2012	160,000	169,751

Retailers - Other (2.6%)
Home Depot, Inc.
4.625%, 08/15/2010	100,000	99,333
Quicksilver, Inc.
4.950%, 08/15/2014	200,000	202,671
Wal-Mart Stores, Inc.
6.875%, 08/10/2009	150,000	156,767
		458,771
Securities Broker (0.8%)
Merrill Lynch & Co, Inc.
6.375%, 10/15/2008	150,000	151,339

Telecomm – Other (0.9%)
BellSouth Corp.
6.000%, 10/15/2011	150,000	155,362

Wireless Communications (0.7%)
Verizon VA, Inc.
4.625%, 03/15/2013	125,000	120,739

Total Corporate Bonds (Amortized Cost $3,277,017)		3,292,945

GOVERNMENT BONDS & NOTES (12.1%)

US Treasury (12.1%)
US Treasury Inflation Indexed Bonds
1.875%, 07/15/2015	161,114	164,222
US Treasury Notes
3.000%, 02/15/2008	150,000	149,941
3.375%, 12/15/2008	100,000	100,125
4.000%, 02/15/2014	155,000	158,354
4.000%, 02/15/2015	170,000	172,404
4.250%, 08/15/2013	150,000	155,473
4.875%, 05/15/2009	100,000	102,359
4.875%, 02/15/2012	280,000	297,019
5.000%, 02/15/2011	100,000	105,602
5.000%, 08/15/2011	190,000	201,281
5.125%, 05/15/2016	150,000	162,352
5.500%, 05/15/2009	200,000	206,500
5.750%, 08/15/2010	150,000	160,055

Total Government Bonds & Notes (Amortized Cost $2,049,007)		2,135,687

US GOVERNMENT AGENCY SECURITIES (5.6%)

Federal Farm Credit Bank (FFCB) (0.9%)
FFCB, 4.875%, 09/24/2014	150,000	156,289

Federal Home Loan Bank (FHLB) (0.9%)
FHLB, 4.625%, 06/01/2007	150,000	153,277

Federal Home Loan Mortgage Corp (FHLMC) (0.8%)
FHLMC, 4.500%, 01/15/2015	150,000	152,212

Federal National Mortgage Association (FNMA) (3.0%)
FNMA
4.000%, 09/02/2008	100,000	99,810
5.000%, 03/15/2016	250,000	261,251
7.125%, 06/15/2010	150,000	162,283
		523,344

Total US Government Agency Securities (Amortized Cost $953,515)		985,122

	Shares	Value
SHORT TERM INVESTMENTS (0.9%)

Federal Treasury Obligation Money Market Fund** - 3.04%	153,391	153,391

Total Short Term Investments (Cost $153,391)		153,391

Total Investments (Cost $15,262,820)	99.5%	17,568,373

Total Other Assets in Excess of Liabilities	0.5%	82,857

Total Net Assets	100.0%	$17,651,230

* Non Income Producing Security

** Variable Rate Security.  The rate shown represents the rate at December 31, 2007.

ADR – American Depositary Receipt

See Notes to Quarterly Schedule of Investments

Schedule of Investments (Unaudited)	December 31, 2007
CornerCap Small Cap Value Fund

	Shares	Value
COMMON STOCK (98.4%)

Aerospace & Defense (5.5%)
Curtiss-Wright Corp.	11,100	$557,220
Esterline Technologies Corp.*	9,000	465,750
		1,022,970
Auto Components (3.4%)
American Axle & Manufacturing Holdings, Inc.	19,200	357,504
ArvinMeritor, Inc.	24,650	289,145
		646,649
Building Products (4.1%)
Apogee Enterprises, Inc.	18,000	307,980
Crane Co.	10,525	451,523
		759,503
Chemicals (5.3%)
Olin Corp.	21,450	414,628
OM Group, Inc.*	9,900	569,646
		984,274
Commercial Banks (6.2%)
FirstMerit Corp.	23,400	468,234
Washington Federal, Inc.	17,794	375,631
Webster Financial Corp.	10,000	319,700
		1,163,565
Commercial Services & Supplies (6.6%)
ABM Industries, Inc.	17,500	356,825
Heidrick & Struggles International, Inc.	12,300	456,453
Korn/Ferry International*	22,250	418,745
		1,232,023
Communications Equipment (2.4%)
Plantronics, Inc.	17,400	452,400

Discount Retail (2.4%)
Fred’s, Inc.	46,250	445,388

Distribution-Wholesale (1.1%)
Building Materials Holding Corp.	36,800	203,504

Electronic Equipment & Instruments (9.4%)
CTS Corp.	42,900	425,997
Kemet Corp.*	67,900	450,177
Orbotech Ltd.*	21,300	373,815
Technitrol, Inc.	17,900	511,582
		1,761,571
Food (4.8%)
Gruma SAB de CV (ADR)	37,200	497,364
Sanderson Farms, Inc.	12,000	405,360
		902,724
Health Care Providers & Services (2.4%)
Lincare Holdings, Inc.*	12,800	450,048

Household Durables (2.1%)
Helen of Troy Ltd.*	23,350	400,219

Industrial Conglomerates (2.2%)
Standex International Corp.	23,250	405,713

Insurance (6.7%)
HCC Insurance Holdings, Inc.	15,337	439,865
Reinsurance Group of America, Inc.	8,000	419,840
SeaBright Insurance Holdings, Inc.*	26,400	398,112
		1,257,817
Investment Companies (2.3%)
MCG Capital Corp.	37,800	438,102

Machinery (10.0%)
Briggs & Stratton Corp.	18,200		412,412
Cascade Corp.	8,650		401,879
Chart Industries, Inc.*	17,000		525,300
Wabtec Corp.	15,200		523,488
			1,863,079
Miscellaneous Manufacturers (2.0%)
EnPro Industries, Inc.*	12,200		373,930

Oil & Gas (6.5%)
Basic Energy Services, Inc.*	24,150		530,092
Helmerich & Payne, Inc.	17,000		681,190
			1,211,282
Retail (3.9%)
Cabela’s, Inc.*	27,100		408,397
Ruby Tuesday, Inc.	33,050		322,237
			730,634
Semiconductors (2.4%)
Verigy Ltd.*	16,500		448,305

Specialty Retail (1.9%)
Regis Corp.	12,850		359,286

Telecommunications (2.5%)
Syniverse Holdings, Inc.*	30,000		467,400

Trucking (2.3%)
Arkansas Best Corp.	19,550		428,927

Total Common Stock (Cost $19,297,036)			18,409,313

SHORT TERM INVESTMENTS (1.6%)

Federated Treasury Obligations Money Market Fund** - 3.04%	301,238		301,238

Total Short Term Investments (Cost $301,238)			301,238

Total Investments (Cost $19,598,274)	100.0%		18,710,551
Total Other Assets in Excess of Liabilities	0.0	%***	3,954
Total Net Assets	100.0%		$18,714,505

* Non Income Producing Security

** Variable Rate Security.  The rate shown represents the rate at December 31, 2007.

***  Amount represents less than 0.1%.

ADR – American Depositary Receipt

See Notes to Quarterly Schedule of Investments

Schedule of Investments (Unaudited)	December 31, 2007

CornerCap Contrarian Fund

	Shares	Value
COMMON STOCK (94.5%)

Airlines (0.8%)
Continental Airlines, Inc.*	1,250	$27,813
US Airways Group, Inc. *	1,300	19,123
		46,936
Apparel (1.9%)
Heelys, Inc.*	4,900	34,104
Maidenform Brands, Inc.*	2,250	30,442
True Religion Apparel, Inc.*	2,300	49,105
		113,651
Auto Manufacturers (0.6%)
Toyota Motor Corp. (ADR)	350	37,159

Auto Parts & Equipment (2.5%)
Autoliv, Inc.	725	38,215
The Goodyear Tire & Rubber Co.*	1,395	39,367
Lear Corp.*	1,110	30,703
Magna International, Inc.	450	36,193
		144,478
Banks (8.4%)
Ameris Bancorp	2,100	35,385
Banco Latinoamericano de Exportaciones SA – Class E	2,100	34,251
Center Financial Corp.	2,700	33,264
Central Pacific Financial Corp.	1,495	27,598
Community Bancorp*	2,010	34,914
Frontier Financial Corp.	1,730	32,126
Imperial Capital Bancorp, Inc.	1,715	31,384
Oriental Financial Group	3,345	44,856
Pacific Capital Bancorp NA	1,550	31,202
Silver State Bancorp*	2,610	36,801
Southwest Bancorp, Inc.	1,900	34,827
Taylor Capital Group, Inc.	1,445	29,478
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	350	48,874
Vineyard National Bancorp	3,730	37,673
		492,633
Beverages (0.8%)
Coca-Cola Femsa SAB de CV (ADR)	900	44,352

Biotechnology (0.8%)
Amgen, Inc.*	1,000	46,440

Building Materials (0.8%)
Lennox International, Inc.	1,120	46,390

Chemicals (4.9%)
FMC Corp.	750	40,912
Headwaters, Inc.*	2,600	30,524
NewMarket Corp.	800	44,552
Nova Chemicals Corp.	1,150	37,249
Olin Corp.	1,950	37,693
OM Group, Inc.*	950	54,663
Terra Industries, Inc.*	789	37,683
		283,276
Commercial Services (3.3%)
AerCap Holdings NV*	1,575	32,870
eTelecare Global Solutions, Inc. (ADR)*	4,900	40,621
R.R. Donnelley & Sons Co.	1,100	41,514
Rent-A-Center, Inc. *	2,285	33,178
Sotheby’s	1,170	44,577
		192,760
Commercial Services & Supplies (0.7%)
Heidrick & Struggles International, Inc.	1,050	38,966

Computers (3.4%)
Computer Sciences Corp.*	690	34,134

COMSYS IT Partners, Inc.*	2,300	36,294
Dynamics Research Corp.*	3,400	36,788
Smart Modular Technologies (WWH), Inc.*	3,400	34,612
Western Digital Corp.*	1,850	55,889
		197,717
Distribution-Wholesale (1.3%)
Houston Wire & Cable Co.	2,800	39,592
WESCO International, Inc.*	925	36,667
		76,259
Diversified Financial Services (3.1%)
Asta Funding, Inc.	1,025	27,101
Invesco Ltd. (ADR)	1,600	50,208
The First Marblehead Corp.	2,125	32,512
The Goldman Sachs Group, Inc.	185	39,784
World Acceptance Corp.*	1,250	33,725
		183,330
Electrical Components & Equipment (0.4%)
Superior Essex, Inc.*	1,100	26,400

Electronic Equipment & Instruments (0.6%)
Arrow Electronics, Inc.*	950	37,316

Electronics (0.9%)
AU Optronics Corp. (ADR)	2,700	51,840

Engineering & Construction (0.6%)
Perini Corp.*	905	37,485

Food (2.8%)
Fresh Del Monte Produce, Inc.*	1,600	53,728
Nash Finch Co.	1,100	38,808
Sanderson Farms, Inc.	950	32,091
SUPERVALU, Inc.	1,050	39,396
		164,023
Forest Products & Paper (1.2%)
International Paper Co.	1,100	35,618
Rock-Tenn Co.	1,300	33,033
		68,651
Health Care Providers & Services (1.3%)
Cigna Corp.	750	40,298
Lincare Holdings, Inc.*	1,100	38,676
		78,974
Healthcare - Products (0.9%)
LCA-Vision, Inc.	2,485	49,625

Home Furnishings (0.7%)
Hooker Furniture Corp.	2,100	42,210

Hotels Restaurants & Leisure (0.5%)
Wyndham Worldwide Corp.	1,160	27,330

Household Durables (0.6%)
Helen of Troy Ltd.*	2,000	34,280

Household Products - Wares (0.6%)
Jarden Corp.*	1,425	33,644

Insurance (10.2%)
American Safety Insurance Holdings Ltd.*	2,000	39,300
Amerisafe, Inc.*	2,300	35,673
Aspen Insurance Holdings Ltd.	1,400	40,376
Axis Capital Holdings Ltd.	975	37,996
Chubb Corp.	750	40,935
CRM Holdings Ltd.*	5,700	44,631
Hallmark Financial Services*	3,000	47,580
Hartford Financial Services Group, Inc.	425	37,056
HCC Insurance Holdings, Inc.	1,400	40,152
Max Capital Group Ltd.	1,500	41,985
MetLife, Inc.	600	36,972

RenaissanceRe Holdings Ltd.	650	39,156
SeaBright Insurance Holdings, Inc.*	2,200	33,176
The Travelers Companies, Inc.	800	43,040
Unum Group	1,600	38,064
		596,092
Internet (1.2%)
FTD Group, Inc.	2,500	32,200
United Online, Inc.	3,175	37,529
		69,729
Investment Companies (0.6%)
MCG Capital Corp.	2,800	32,452
Iron-Steel (2.5%)
ArcelorMittal	485	37,515
Gerdau Ameristeel Corp.	3,650	51,903
Ternium SA (ADR)	1,400	56,154
		145,572
Machinery (1.8%)
Crane Co.	800	34,320
Gardner Denver, Inc.*	975	32,175
Wabtec Corp.	1,100	37,884
		104,379
Media (0.6%)
Gannett Co., Inc.	900	35,100

Mining (0.9%)
Freeport-McMoRan Copper & Gold, Inc. – Class B	500	51,220

Miscellaneous Manufacturers (2.2%)
Acuity Brands, Inc.	975	43,875
Ceradyne, Inc.*	550	25,811
EnPro Industries, Inc.*	900	27,585
Trinity Industries, Inc.	1,050	29,148
		126,419
Office Furnishings (0.7%)
Virco Manufacturing Corp.	5,300	39,114

Oil & Gas (8.3%)
Alon USA Energy, Inc.	1,100	29,898
Atlas Energy Resources LLC	1,300	40,417
Basic Energy Services, Inc.*	1,900	41,705
BP PLC (ADR)	625	45,731
ConocoPhillips	500	44,150
Frontier Oil Corp.	1,100	44,638
Helmerich & Payne, Inc.	1,200	48,084
Hornbeck Offshore Services, Inc.*	1,050	47,197
Noble Corp.	800	45,208
St. Mary Land & Exploration Co.	1,150	44,402
Stone Energy Corp.*	1,100	51,601
		483,031
Packaging & Containers (0.6%)
Bway Holding Co.*	3,400	33,150

Pharmaceuticals (2.4%)
NBTY, Inc.*	1,025	28,085
Pfizer, Inc.	1,600	36,368
Viropharma, Inc.*	4,190	33,269
Wyeth	900	39,771
		137,493
Retail (6.0%)
Asbury Automotive Group, Inc.	1,750	26,338
The Bon-Ton Stores, Inc.	3,015	28,612
Darden Restaurants, Inc.	1,405	38,933
Dress Barn, Inc.*	2,250	28,147
JOS A Bank Clothiers, Inc.*	1,375	39,119
Men’s Wearhouse, Inc.	950	25,631
Papa John’s International, Inc.*	1,715	38,930
PC Mall, Inc.*	3,460	32,213

Rex Stores Corp.*	2,100	33,117
Suburban Propane Partners LP	900	36,522
Tuesday Morning Corp.	4,300	21,801
		349,363
Retailers - Other (0.9%)
Home Depot, Inc.	1,000	26,940
Office Depot, Inc.*	2,000	27,820
		54,760
Semiconductors (1.8%)
Himax Technologies, Inc. (ADR)	9,100	38,857
Lam Research Corp.*	750	32,422
Omnivision Technologies, Inc.*	2,345	36,699
		107,978
Software (2.3%)
American Reprographics Co.*	2,000	32,960
CSG Systems International, Inc.*	1,900	27,968
Epicor Software Corp.*	2,900	34,162
Trident Microsystems, Inc.*	5,560	36,474
		131,564
Telecommunications (4.2%)
GeoEye, Inc.*	1,500	50,475
Premiere Global Services, Inc.*	3,000	44,550
Qiao Xing Mobile Communication Co. Ltd.*	4,720	39,931
Radyne Corp.*	3,600	33,120
Telefonos de Mexico, S.A. de C.V. (ADR)	1,150	42,366
USA Mobility, Inc.*	2,250	32,175
		242,617
Toys-Games-Hobbies (0.6%)
Hasbro, Inc.	1,450	37,091

Transportation (1.7%)
DryShips, Inc.	400	30,960
Ryder System, Inc.	800	37,608
Tidewater, Inc.	600	32,916
		101,484
Water (0.6%)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	800	37,600

Total Common Stock (Cost $5,673,373)		5,512,333

MASTER LIMITED PARTNERSHIPS (0.7%)
Diversified Financial Services (0.7%)
The Blackstone Group LP	1,750	38,728

Total Master Limited Partnerships (Cost $38,711)		38,728

	Principal
	Amount	Value
CORPORATE BONDS (4.1%)

Diversified Financial Services (4.1%)
Ford Motor Credit Co.
4.500%, 03/20/2009	$120,000	112,048
General Motors Acceptance Corp. (GMAC)
5.250%, 08/15/2009	140,000	126,819

Total Corporate Bonds (Amortized Cost $247,568)		238,867

	Shares	Value
SHORT TERM INVESTMENTS (1.8%)

Federal Treasury Obligation Money Market Fund** - 3.04%	106,919	106,919

Total Short Term Investments (Cost $106,919)		106,919

Total Investments (Cost $6,066,571)	101.1%	5,896,847

Total Liabilities in Excess of Other Assets	(1.1)%	(63,380)

Total Net Assets	100.0%	$5,833,467

* Non Income Producing Security

** Variable Rate Security; The rate shown represents the rate at December 31, 2007.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

See Notes to Quarterly Schedule of Investments

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation – Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included on such System are valued at the mean of the quoted bid and asked prices on the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The ability of issuers of debt securities held by the Funds meet their obligations may be affected by economic and political developments.

Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS

CornerCap Balanced Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	2,819,077
Gross depreciation (excess of tax cost over value)	(513,524)
Net unrealized appreciation/(depreciation)	2,305,553
Cost of investments for income tax purposes	15,262,820

CornerCap Small Cap Value Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	2,525,055
Gross depreciation (excess of tax cost over value)	(3,412,778)
Net unrealized appreciation/(depreciation)	(887,723)
Cost of investments for income tax purposes	19,598,274

CornerCap Contrarian Fund

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	444,659
Gross depreciation (excess of tax cost over value)	(613,858)
Net unrealized appreciation/(depreciation)	(169,199)
Cost of investments for income tax purposes	6,066,046

4. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation

No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements, if any.

In September 2006, FASB issues FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

Item 2 - Controls and Procedures.

(a)           The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	February 29, 2008

By:	/s/ Thomas E. Quinn
Thomas E Quinn
Chief Accounting Officer

Date:	February 29, 2008